BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Balances And Transactions With Related Parties
Share-based payment to those employed by the Company or on its behalf	$ 287	$ 445	$ 182
Share-based payment to those not employed by the Company or on its behalf	$ 28	$ 90	$ 150